CREDIT FACILITY (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 14, 2023	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amounts drawn under credit facility		$ 15,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility amount	$ 15,000,000
Variable interest rate margin on credit facility	3.50%
Required unsecured deposits balance under credit facility terms	$ 20,000,000
Unused capacity commitment fee, percent	0.25%
Amounts drawn under credit facility			$ 15,000,000
Annual interest rate		8.84%	8.86%